Annual Fund Operating Expenses	Feb. 01, 2026
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
Alpha Architect Global Factor Equity ETF | Alpha Architect Global Factor Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.33%	[6]
Expenses (as a percentage of Assets)	0.38%
Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%	[7]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.29%
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Alpha Architect US Equity ETF | Alpha Architect US Anti-Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Alpha Architect Global Equity ETF | Alpha Architect Global Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.25%
Alpha Architect 1-3 Year Box ETF | Alpha Architect 1-3 Year Box ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.19%	[10]
Alpha Architect Intermediate-Term Treasury Bond ETF | Alpha Architect Intermediate-Term Treasury Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Expenses (as a percentage of Assets)	0.19%	[12]
Alpha Architect Long-Term Treasury Bond ETF | Alpha Architect Long-Term Treasury Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	0.19%	[14]
Alpha Architect Aggregate Bond ETF | Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	0.23%	[16]
Alpha Architect Inflation-Protected Securities ETF | Alpha Architect Inflation-Protected Securities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Expenses (as a percentage of Assets)	0.19%	[18]
Alpha Architect Real Estate ETF | Alpha Architect Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[21]
Expenses (as a percentage of Assets)	0.19%	[20]
Alpha Architect 1-3 Month Box ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Alpha Architect 1-3 Month Box ETF | Alpha Architect 1-3 Month Box ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.05%)	[23]
Net Expenses (as a percentage of Assets)	0.19%	[24]

[1]	Management Fee has been restated to reflect current fee.
[2]	Management Fee has been restated to reflect current fee.
[3]	Management Fee has been restated to reflect current fee.
[4]	Management Fee has been restated to reflect current fee.
[5]	Restated to reflect current fees and expenses. The Fund’s management fee of 0.45% applies only on the daily average net assets of the Fund that are not invested in the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, or Alpha Architect International Quantitative Momentum ETF, subject to a minimum management fee of 0.05%.
[6]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies, including the Underlying Alpha Architect ETFs (as defined herein). Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[7]	Acquired Fund Fees and Expenses (AFFE) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[8]	The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset AFFE. This agreement is in effect until February 1, 2027, and it may be terminated before that date only by a majority vote of the “non-interested” trustees.
[9]	Other Expenses are estimated for the current fiscal year.
[10]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[11]	Other Expenses are estimated for the current fiscal year.
[12]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[13]	Other Expenses are estimated for the current fiscal year.
[14]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%
[15]	Other Expenses are estimated for the current fiscal year
[16]	The Fund’s Management Fee is 0.1949%.
[17]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[18]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[19]	Other Expenses are estimated for the current fiscal year.
[20]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[21]	Other Expenses are estimated for the current fiscal year.
[22]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.2449%.
[23]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. This agreement will remain in place until at least February 1, 2027. The agreement may be terminated only by the Board of Trustees.
[24]	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver are 0.1949%.